                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                       TO
               PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2007 (as supplemented) for the PrimElite III variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. FEE TABLE AND EXAMPLES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, replace Note 3 to the Separate Account Annual Expenses table with the following:

Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund; the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios").

2. THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the "Market Timing" subsection with the following:

FREQUENT OR LARGE TRANSFERS

We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.

                                                                   SUPP-PE3NY413

Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.

3. PURCHASE

In "PURCHASE" section of the prospectus, replace the "Purchase Payments" subsection with the following:

PURCHASE PAYMENTS

A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:

..    The minimum initial Purchase Payment we will accept is $5,000.

..    If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.

..    The minimum subsequent Purchase Payment is $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.

..    We will accept a different amount if required by federal tax law.

..    We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

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..    We will not accept Purchase Payments made with cash, money orders, or travelers checks.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.

..    We reserve the right to reject any Purchase Payment and to limit future
     Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

4. INVESTMENT OPTIONS-CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS.

In the "INVESTMENT OPTIONS" section, replace the first sentence of the second paragraph with the following:

Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings.

5. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the listing of available investment portfolios with the following:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

     Invesco V.I. Equity and Income Fund (formerly Invesco Van Kampen V.I.
          Equity and Income Fund)

     Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I.
          Growth  and  Income  Fund)

                                       3

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AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the subadviser. The following Service Class 2 portfolio is available under the contract:

     Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income Securities Portfolio, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

Franklin Income Securities Fund Mutual Shares Securities Fund

                                       4

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

     ClearBridge Variable Aggressive Growth Portfolio (Class I) (formerly Legg
          Mason ClearBridge Variable Aggressive Growth Portfolio)

     ClearBridge Variable All Cap Value Portfolio (Class I) (formerly Legg Mason
          ClearBridge Variable Fundamental All Cap Value Portfolio )

     ClearBridge Variable Appreciation Portfolio (Class I) (formerly Legg Mason
          ClearBridge Variable Appreciation Portfolio)

     ClearBridge Variable Equity Income Portfolio (Class II) (formerly Legg
          Mason ClearBridge Variable Equity Income Builder Portfolio )

     ClearBridge Variable Large Cap Growth Portfolio (Class I) (formerly Legg
          Mason ClearBridge Variable Large Cap Growth Portfolio )

     ClearBridge Variable Large Cap Value Portfolio (Class I) (formerly Legg
          Mason ClearBridge Variable Large Cap Value Portfolio )

     ClearBridge Variable Small Cap Growth Portfolio (Class I) (formerly Legg
          Mason ClearBridge Variable Small Cap Growth Portfolio )

     Legg Mason Investment Counsel Variable Social Awareness Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

     Western Asset Variable Global High Yield Bond Portfolio
          (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio)

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MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     Invesco Comstock Portfolio (Class B) (formerly Van Kampen Comstock
     Portfolio)
     Invesco Small Cap Growth Portfolio (Class B)
     MFS(R) Research International Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     BlackRock Money Market Portfolio (Class E)
     MFS(R) Total Return Portfolio (Class F)
     MFS(R) Value Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

     Pioneer Mid Cap Value VCT Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

     U.S. Real Estate Portfolio

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged a subadviser to provide investment advice for the individual Investment Portfolios. (See Appendix B for the name of the subadviser.)

     Legg Mason Variable Lifestyle Allocation 50%
     Legg Mason Variable Lifestyle Allocation 70%
     Legg Mason Variable Lifestyle Allocation 85%

Replace the entire "Transfers - Market Timing" section with the following:

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, ClearBridge Variable Small Cap Growth Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and Western Asset Variable Global High Yield Bond Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.

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As a condition to making their portfolios available in our products, American
Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment

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Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.

In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

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6. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first two paragraphs under the heading "Annuity Date" with the following:

Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.

When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures).

7. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the last paragraph under the "The Separate Account" heading:

The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.

In the "OTHER INFORMATION" section, add the following under the "Ownership" heading:

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.

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

8. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

9. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (888) 556-5412
Irvine, CA 92614

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INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                         NET
                                                                                 ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                             12B-1/                FUND       ANNUAL      EXPENSE       ANNUAL
                                               MANAGEMENT   SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                                  FEES        FEES    EXPENSES   EXPENSES    EXPENSES     DEFERRAL     EXPENSES
                                               ----------   -------   --------   --------   ---------   -----------   ---------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS)
  Invesco V.I. Equity and Income Fund          0.39%        0.25%     0.28%      0.00%      0.92%          -          0.92%
  Invesco V.I. Growth and Income Fund          0.56%        0.25%     0.28%      0.00%      1.09%       0.06%         1.03%
AMERICAN FUNDS INSURANCE SERIES(R)
  American Funds Bond Fund                     0.37%        0.25%     0.02%      0.00%      0.64%          -          0.64%
  American Funds Global Growth Fund            0.53%        0.25%     0.03%      0.00%      0.81%          -          0.81%
  American Funds Global Small Capitalization
  Fund                                         0.71%        0.25%     0.04%      0.00%      1.00%          -          1.00%
  American Funds Growth Fund                   0.33%        0.25%     0.02%      0.00%      0.60%          -          0.60%
  American Funds Growth-Income Fund            0.27%        0.25%     0.02%      0.00%      0.54%          -          0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Mid Cap Portfolio                            0.56%        0.25%     0.09%      0.00%      0.90%          -          0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund              0.45%        0.25%     0.02%      0.00%      0.72%          -          0.72%
  Mutual Shares Securities Fund                0.60%        0.25%     0.11%      0.00%      0.96%          -          0.96%
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST
  ClearBridge Variable Aggressive Growth
  Portfolio                                    0.75%        0.00%     0.06%      0.00%      0.81%       0.00%         0.81%
  ClearBridge Variable All Cap Value Portfolio 0.75%        0.00%     0.06%      0.00%      0.81%       0.00%         0.81%
  ClearBridge Variable Appreciation Portfolio  0.71%        0.00%     0.05%      0.00%      0.76%       0.00%         0.76%
  ClearBridge Variable Equity Income Portfolio 0.75%        0.25%     0.07%      0.00%      1.07%       0.00%         1.07%
  ClearBridge Variable Large Cap Growth
  Portfolio                                    0.75%        0.00%     0.13%      0.00%      0.88%       0.00%         0.88%
  ClearBridge Variable Large Cap Value
  Portfolio                                    0.65%        0.00%     0.09%      0.00%      0.74%       0.00%         0.74%
  ClearBridge Variable Small Cap Growth
  Portfolio                                    0.75%        0.00%     0.11%      0.00%      0.86%       0.00%         0.86%
  Legg Mason Investment Counsel Variable
  Social Awareness Portfolio                   0.71%        0.00%     0.22%      0.00%      0.93%       0.00%         0.93%
LEGG MASON PARTNERS VARIABLE INCOME
TRUST
  Western Asset Variable Global High Yield
  Bond Portfolio                               0.70%        0.00%     0.12%      0.00%      0.82%       0.00%         0.82%

                                                                                                                         NET
                                                                                 ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                             12B-1/                FUND       ANNUAL      EXPENSE       ANNUAL
                                               MANAGEMENT   SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                                  FEES        FEES    EXPENSES   EXPENSES    EXPENSES     DEFERRAL     EXPENSES
                                               ----------   -------   --------   --------   ---------   -----------   ---------
MET INVESTORS SERIES TRUST
  Invesco Comstock Portfolio                   0.57%        0.25%     0.03%      0.00%      0.85%       0.02%         0.83%
  Invesco Small Cap Growth Portfolio           0.85%        0.25%     0.02%      0.00%      1.12%       0.01%         1.11%
  MFS(R) Research International Portfolio      0.68%        0.25%     0.07%      0.00%      1.00%       0.05%         0.95%
  Pioneer Fund Portfolio                       0.64%        0.00%     0.04%      0.00%      0.68%       0.03%         0.65%
  Pioneer Strategic Income Portfolio           0.57%        0.00%     0.06%      0.00%      0.63%          -          0.63%
METROPOLITAN SERIES FUND
  BlackRock Money Market Portfolio             0.33%        0.15%     0.02%      0.00%      0.50%       0.01%         0.49%
  MFS(R) Total Return Portfolio                0.55%        0.20%     0.05%      0.00%      0.80%          -          0.80%
  MFS(R) Value Portfolio                       0.70%        0.00%     0.03%      0.00%      0.73%       0.13%         0.60%
  T. Rowe Price Large Cap Growth Portfolio     0.60%        0.25%     0.04%      0.00%      0.89%       0.01%         0.88%
  Western Asset Management U.S. Government
  Portfolio                                    0.47%        0.25%     0.03%      0.00%      0.75%       0.02%         0.73%
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio          0.65%        0.25%     0.07%      0.00%      0.97%          -          0.97%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  U.S. Real Estate Portfolio                   0.80%        0.00%     0.30%      0.00%      1.10%          -          1.10%
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST
  Legg Mason Variable Lifestyle Allocation 50% 0.00%        0.00%     0.10%      0.71%      0.81%       0.00%         0.81%
  Legg Mason Variable Lifestyle Allocation 70% 0.00%        0.00%     0.17%      0.77%      0.94%       0.00%         0.94%
  Legg Mason Variable Lifestyle Allocation 85% 0.00%        0.00%     0.11%      0.82%      0.93%       0.00%         0.93%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

INVESCO V.I. EQUITY AND INCOME FUND (formerly Invesco Van Kampen V.I. Equity and Income Fund)

INVESTMENT OBJECTIVE: The Invesco V.I. Equity and Income Fund seeks both capital appreciation and current income.

INVESCO V.I. GROWTH AND INCOME FUND (formerly Invesco Van Kampen V.I. Growth and Income Fund)

INVESTMENT OBJECTIVE: The Invesco V.I. Growth and Income Fund seeks long-term growth of capital and income.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS BOND FUND

INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

MID CAP PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Aggressive Growth Portfolio)

SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)

INVESTMENT OBJECTIVE: The ClearBridge Variable Aggressive Growth Portfolio seeks capital appreciation.

CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio)

SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)

INVESTMENT OBJECTIVE: The ClearBridge Variable All Cap Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Appreciation Portfolio)

SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)

INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO (CLASS II) (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio)

SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)

INVESTMENT OBJECTIVE: The ClearBridge Variable Equity Income Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Large Cap Growth Portfolio)

SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)

INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Growth Portfolio seeks long-term growth of capital.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio)

SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)

INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio)

SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)

INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

SUBADVISER: Legg Mason Investment Counsel, LLC

INVESTMENT OBJECTIVE: The Legg Mason Investment Counsel Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio)

SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited; and Western Asset Management Company Pte. Ltd.

INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

INVESCO COMSTOCK PORTFOLIO (formerly Van Kampen Comstock Portfolio)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to each portfolio. The following portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

U.S. REAL ESTATE PORTFOLIO

INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation.